Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 143,201	S/ 158,101
Net amounts of financial assets presented in the consolidated statement of financial position	143,201	158,101
Financial instruments (including non-cash guarantees)	(30,231)	(65,099)
Cash guarantees received	(35,645)	(9,755)
Net amount	77,325	83,247
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	143,201	158,101
Net amounts of financial assets presented in the consolidated statement of financial position	143,201	158,101
Financial instruments (including non-cash guarantees)	(30,231)	(65,099)
Cash guarantees received	(35,645)	(9,755)
Net amount	S/ 77,325	S/ 83,247